Stock-Based Compensation - Summary of Share-based Payment Award, Stock Options, Valuation Assumptions (Detail) - Share-based Payment Arrangement, Employee	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	53.00%	53.00%	70.00%
Expected terms (in years)	6 years	6 years
Expected dividends	0.00%	0.00%	0.00%	0.00%
Risk-free rate	1.07%	1.07%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility				49.00%
Expected terms (in years)			5 years 4 months 24 days	5 years 7 months 6 days
Risk-free rate			0.40%	1.50%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility				70.00%
Expected terms (in years)			6 years 8 months 12 days	6 years 8 months 12 days
Risk-free rate			1.50%	2.50%